Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2021	¥ 263,056
Fiscal year ending March 31, 2022	228,137
Fiscal year ending March 31, 2023	188,358
Fiscal year ending March 31, 2024	150,702
Fiscal year ending March 31, 2025	¥ 108,504